TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables
SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES
	As of December 31,
	2024	2023
	USD’000	USD’000
Trade payables	831	-